CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 592,721	$ 81,202	¥ 454,536
Time deposits			277
Restricted cash	3,567	489	395
Short-term investments	63,064	8,640	71,848
Accounts receivable, net	418,644	57,354	354,006
Inventories	174,741	23,939	217,067
Prepayment and other current assets	154,331	21,143	175,705
Total current assets	1,486,768	203,686	1,299,951
Non-current assets:
Property, equipment and software, net	46,725	6,401	70,906
Operating lease right-of-use assets, net	68,494	9,384	89,022
Long-term investments	72,380	9,916	51,396
Goodwill	109,944	15,062	109,944
Other assets, net	30,084	4,122	44,976
Total non-current assets	327,627	44,885	366,244
Total assets	1,814,395	248,571	1,666,195
Current liabilities:
Accounts payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB45,939 and RMB45,358 as of December 31, 2023 and 2024, respectively)	145,148	19,885	159,005
Payroll payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB17,232 and RMB28,009 as of December 31, 2023 and 2024, respectively)	264,520	36,239	282,679
Contract liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB978,065 and RMB856,003 as of December 31, 2023 and 2024, respectively)	961,024	131,660	1,052,622
Taxes payable (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB23,301 and RMB16,491 as of December 31, 2023 and 2024, respectively)	37,603	5,152	52,781
Accrued liabilities and other payables (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB202,214 and RMB210,531 as of December 31, 2023 and 2024, respectively)	638,660	87,495	591,770
Total current liabilities	2,946,952	403,731	3,099,287
Non-current liabilities:
Long-term lease liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB29,325 and RMB14,555 as of December 31, 2023 and 2024, respectively)	25,566	3,503	49,337
Other non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB12,698 and RMB13,907 as of December 31, 2023 and 2024, respectively)	18,189	2,492	16,314
Total non-current liabilities	956,755	131,075	696,011
Total liabilities	3,903,707	534,806	3,795,298
Commitments and contingencies (Note 19)
Mezzanine equity:
Redeemable noncontrolling interests			37,961
Total mezzanine equity			37,961
Shareholders' deficit:
Additional paid-in capital	4,043,781	553,996	4,029,423
Treasury stock (Note 14)	(210,787)	(28,878)	(171,991)
Accumulated deficit	(5,867,000)	(803,781)	(5,948,582)
Accumulated other comprehensive loss	(111,539)	(15,281)	(100,542)
Statutory reserves	5,549	760	4,876
Noncontrolling interests	50,646	6,938	19,672
Total shareholders' deficit	(2,089,312)	(286,235)	(2,167,064)
Total liabilities, mezzanine equity and shareholders' deficit	1,814,395	248,571	1,666,195
NetEase Group [Member]
Current assets:
Amounts due from NetEase Group	79,700	10,919	26,117
Current liabilities:
Amounts due to NetEase Group (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB13,315 and RMB3,959 as of December 31, 2023 and 2024, respectively)	21,997	3,014	82,430
Short-term loans from NetEase Group	878,000	120,286	878,000
Non-current liabilities:
Long-term loans from NetEase Group	913,000	125,080	630,360
Class A ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	24	3	24
Class B ordinary shares [Member]
Shareholders' deficit:
Ordinary shares	¥ 56	$ 8	¥ 56